CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 71,241,683	$ 108,199,877	$ 111,599,686
Cost of sales	(67,201,491)	(101,652,681)	(110,303,270)
Gross profit	4,040,192	6,547,196	1,296,416
Operating expenses:
Selling and marketing expenses	1,531,222	1,639,873	2,117,810
General and administrative expenses	4,145,269	4,829,103	5,144,340
Asset impairment loss	1,757,042	599,709	53,203,517
Research and development costs	859,697	1,196,746	1,274,337
Total operating expenses	8,293,230	8,265,431	61,740,004
Operating loss	(4,253,038)	(1,718,235)	(60,443,588)
Other income (expenses):
Interest expenses	(330,233)	(1,232,686)	(1,583,734)
Interest income	6,737	15,142	36,699
Income on investment	428,654	0	0
Other income (expense), net	131,602	164,319	240,378
Total other income (expenses), net	236,760	(1,053,225)	(1,306,657)
Loss before income taxes	(4,016,278)	(2,771,460)	(61,750,245)
Income tax (expense) recovery	948	(12,106)	459,855
Net loss	(4,015,330)	(2,783,566)	(61,290,390)
Net (loss) income attributable to non-controlling interests	(30,146)	(1,650)	(229,596)
Net loss attributable to ZK International Group Co., Ltd.	(3,985,184)	(2,781,916)	(61,060,794)
Net loss	(4,015,330)	(2,783,566)	(61,290,390)
Other comprehensive income (loss):
Foreign currency translation adjustment	(823,911)	861,280	(549,332)
Total comprehensive loss	(4,839,241)	(1,922,286)	(61,839,722)
Comprehensive loss (income) attributable to non-controlling interests	36,989	4,387	228,696
Comprehensive loss attributable to ZK International Group Co., Ltd.	$ (4,802,252)	$ (1,917,899)	$ (61,611,026)
Basic and diluted loss per share
Basic (in Dollars per share)	$ (0.7)	$ (0.57)	$ (10.76)
Diluted (in Dollars per share)	$ (0.7)	$ (0.57)	$ (10.76)
Weighted average number of shares outstanding
Basic (in Shares)	5,677,182	4,908,345	4,492,280
Diluted (in Shares)	5,691,284	4,908,345	4,492,280